Eaton Vance

Atlanta Capital SMID-Cap Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Aerospace & Defense — 0.4%
Hexcel Corp.	652,326	$52,760,127

		$52,760,127

Banks — 3.4%
Prosperity Bancshares, Inc.	2,369,668	$156,516,571
Umpqua Holdings Corp.(1)	11,189,577	185,635,082
Westamerica Bancorporation(1)	1,433,011	88,287,808

		$430,439,461

Building Products — 2.9%
Lennox International, Inc.	1,335,416	$367,239,400

		$367,239,400

Capital Markets — 5.2%
Affiliated Managers Group, Inc.	926,442	$85,362,366
FactSet Research Systems, Inc.	532,559	152,610,107
Morningstar, Inc.	1,101,713	159,351,768
SEI Investments Co.	4,735,814	265,679,166

		$663,003,407

Chemicals — 2.6%
RPM International, Inc.	2,810,656	$171,759,188
Sensient Technologies Corp.(1)	2,278,426	167,418,743

		$339,177,931

Commercial Services & Supplies — 1.5%
Copart, Inc.(2)	2,543,874	$190,129,143

		$190,129,143

Containers & Packaging — 3.1%
AptarGroup, Inc.(1)	3,162,641	$393,242,782

		$393,242,782

Distributors — 0.9%
Pool Corp.	636,357	$121,544,187

		$121,544,187

Diversified Consumer Services — 6.3%
Frontdoor, Inc.(2)	3,930,276	$171,163,520
Service Corporation International	3,008,534	140,739,220
ServiceMaster Global Holdings, Inc.(1)(2)	9,525,901	496,204,183

		$808,106,923

Electrical Equipment — 1.4%
Acuity Brands, Inc.	1,274,781	$175,805,048

		$175,805,048

Security	Shares	Value
Electronic Equipment, Instruments & Components — 6.1%
CDW Corp.	4,100,907	$455,200,677
FLIR Systems, Inc.	3,459,895	187,180,319
Trimble, Inc.(2)	3,110,244	140,303,107

		$782,684,103

Health Care Equipment & Supplies — 7.2%
DENTSPLY SIRONA, Inc.	3,279,655	$191,400,666
Teleflex, Inc.	1,832,132	606,710,512
Varian Medical Systems, Inc.(2)	958,709	130,509,056

		$928,620,234

Health Care Providers & Services — 3.1%
Covetrus, Inc.(2)	1,988,604	$48,641,254
Henry Schein, Inc.(2)	4,971,510	347,508,549

		$396,149,803

Hotels, Restaurants & Leisure — 5.4%
Aramark(1)	14,317,598	$516,292,584
Choice Hotels International, Inc.	2,076,429	180,670,087

		$696,962,671

Household Products — 0.4%
Church & Dwight Co., Inc.	771,813	$56,388,658

		$56,388,658

Industrial Conglomerates — 2.4%
Carlisle Cos., Inc.	2,220,101	$311,724,381

		$311,724,381

Insurance — 6.5%
Markel Corp.(2)	221,695	$241,558,872
WR Berkley Corp.	9,086,923	599,100,833

		$840,659,705

IT Services — 7.4%
Broadridge Financial Solutions, Inc.	1,448,735	$184,974,485
Gartner, Inc.(2)	1,394,385	224,412,322
Jack Henry & Associates, Inc.	1,150,529	154,078,844
WEX, Inc.(2)	1,867,672	388,662,543

		$952,128,194

Life Sciences Tools & Services — 3.4%
Bio-Rad Laboratories, Inc., Class A(2)	636,514	$198,967,911
Bio-Techne Corp.	1,136,211	236,888,632

		$435,856,543

Machinery — 5.3%
Donaldson Co., Inc.	2,241,179	$113,986,364
Graco, Inc.	2,864,807	143,756,015
IDEX Corp.	1,357,810	233,733,413
Nordson Corp.	1,310,447	185,179,266

		$676,655,058

Marine — 1.9%
Kirby Corp.(1)(2)	3,155,908	$249,316,732

		$249,316,732

Security	Shares	Value
Professional Services — 4.2%
TransUnion	7,286,927	$535,662,004

		$535,662,004

Real Estate Management & Development — 1.3%
Jones Lang LaSalle, Inc.	1,181,077	$166,165,723

		$166,165,723

Road & Rail — 3.9%
J.B. Hunt Transport Services, Inc.	3,541,857	$323,761,148
Landstar System, Inc.	1,678,518	181,263,159

		$505,024,307

Software — 8.7%
ANSYS, Inc.(2)	1,314,532	$269,242,444
Blackbaud, Inc.(1)	3,277,226	273,648,371
Fair Isaac Corp.(2)	720,113	226,129,884
Manhattan Associates, Inc.(1)(2)	5,017,586	347,869,238

		$1,116,889,937

Specialty Retail — 1.0%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$124,942,773

		$124,942,773

Textiles, Apparel & Luxury Goods — 1.8%
Columbia Sportswear Co.	2,268,239	$227,186,818

		$227,186,818

Total Common Stocks (identified cost $7,363,525,568)		$12,544,466,053

Short-Term Investments — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.40%(3)	293,979,591	$293,979,591

Total Short-Term Investments (identified cost $293,973,698)		$293,979,591

Total Investments — 100.0% (identified cost $7,657,499,266)		$12,838,445,644

Other Assets, Less Liabilities — (0.0)%(4)		$(526,950)

Net Assets — 100.0%		$12,837,918,694

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2019 was $5,837,927.

(4)	Amount is less than (0.05)%.

The Fund did not have any open derivative instruments at June 30, 2019.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2019, the value of the Fund’s investment in affiliated companies was $2,842,858,296, which represents 22.1% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common stocks*
AptarGroup, Inc.	3,162,641	—	—	3,162,641	$393,242,782		$3,289,147	$—	$52,499,841
Aramark	10,920,258	3,397,340	—	14,317,598	516,292,584		4,278,104	—	(66,316,964)
Blackbaud, Inc.	2,970,536	306,690	—	3,277,226	273,648,371		1,179,801	—	(49,594,612)
Fair Isaac Corp.(1)	1,780,790	—	(1,060,677)	720,113	226,129,884	(2)	—	191,161,765	(134,266,315)
Kirby Corp.(1)	3,155,908	—	—	3,155,908	249,316,732		—	—	(10,256,701)
Manhattan Associates, Inc.(1)	5,017,586	—	—	5,017,586	347,869,238		—	—	73,909,042
Sally Beauty Holdings, Inc.(1)	9,366,025	—	—	9,366,025	124,942,773		—	—	(47,298,427)
Sensient Technologies Corp.	670,916	1,607,510	—	2,278,426	167,418,743		2,460,700	—	3,544,922
ServiceMaster Global Holdings, Inc.(1)	5,367,533	4,774,793	(616,425)	9,525,901	496,204,183		—	4,919,454	64,390,214
Westamerica Bancorporation	1,433,011	—	—	1,433,011	88,287,808		1,733,943	—	2,077,866
WR Berkley Corp.	6,790,773	3,653,121	(1,356,971)	9,086,923	599,100,833	(2)	11,496,856	15,077,194	111,428,204
Umpqua Holdings Corp.	7,684,678	3,504,899	—	11,189,577	185,635,082		6,295,656	—	(36,528,861)

							$30,734,207	$211,158,413	$(36,411,791)

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Non-income producing security.

(2)	Company is no longer an affiliate as of June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$12,544,466,053	*	$—	$—	$12,544,466,053
Short-Term Investments	—		293,979,591	—	293,979,591
Total Investments	$12,544,466,053		$293,979,591	$—	$12,838,445,644

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.